Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Information by segment and main country [Line Items]
Total sales	€ 17,834	€ 18,021	€ 18,169
Tangible and intangible assets	14,057	15,816	15,550
Netherlands
Information by segment and main country [Line Items]
Total sales	2,546	2,506	2,390
Tangible and intangible assets	1,592	1,662	1,624
United States
Information by segment and main country [Line Items]
Total sales	7,130	7,227	7,178
Tangible and intangible assets	10,102	11,607	11,410
China
Information by segment and main country [Line Items]
Total sales	1,202	1,153	1,408
Tangible and intangible assets	224	250	234
Japan
Information by segment and main country [Line Items]
Total sales	883	886	941
Tangible and intangible assets	359	396	407
Germany
Information by segment and main country [Line Items]
Total sales	652	653	573
Tangible and intangible assets	447	392	348
Other countries
Information by segment and main country [Line Items]
Total sales	5,421	5,596	5,679
Tangible and intangible assets	€ 1,333	€ 1,509	€ 1,527